9. SHORT-TERM CONVERTIBLE DEBT (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Convertible notes payable
	September 30, 2020	December 31, 2019
Shenghuo	$—	$513
Auctus	113	—
Eagle	—	26
Adar	—	85
Debt discount and issuance costs to be amortized	(13)	(9)
Debt discount related to beneficial conversion	(33)	(29)
Short-term convertible notes payable	$67	$586